Investment Strategy - Yoke Core ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a dynamic, tactical asset allocation portfolio across domestic and international equity markets. The Fund invests in domestic and international equity securities (including common stock, other ETFs, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”)).
Smart Money Group, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), expects to generally allocate approximately one-third of the Fund’s assets to each of the strategies below, although such allocations may vary over time in response to market movements. The Sub-Adviser’s investment process seeks to add value through targeted but diversified exposures to, among others, sectors, geographic regions, and companies of any market capitalization, which allocations may change over time.
•Momentum-Based Strategy. To select securities for the momentum-based portion of the Fund’s portfolio, the Sub-Adviser will first seek to identify the current stage of the business cycle at a macro-level. Specifically, the Sub-Adviser will assess various factors, including but not limited to employment data, gross domestic product, interest rate environment, and inflation, to determine if the U.S. and global economy is in an expanding or contractionary state. Thereafter, the Sub-Adviser will screen securities for characteristics that indicate positive momentum, such as quality of earnings, recent price appreciation, a sustained upward price trend and/or strong earnings growth. The Sub-Adviser will then select securities for purchase based on its determination of the direction of the markets. For example, in a bull market (an expanding economic state), high growth companies with positive momentum may be selected. Conversely, utility companies and other recession resistant firms or companies exhibiting lower volatility would be favored when contractionary indicators prevail.
•Quality Strategy. To select securities for the quality portion of the Fund’s portfolio, the Sub-Adviser will rely on its assessment of a combination of proprietary qualitative and quantitative indicators, including but not limited to changes in market capitalization, free cash flow margin, return on invested capital, market share, insider ownership, and competitive advantages, to select securities for the portfolio and make asset allocation decisions based on its view of the projected investment environment, attractiveness (or lack thereof), and future return for a particular asset class or securities.
•Risk On/Risk Off Strategy. As market valuations rise and investors in the market take on increasing levels of risk in pursuit of returns by investing in riskier and riskier companies as indicated by lower quality characteristics (a “Risk On” environment), the Sub-Adviser will begin to shift the Fund toward defensive equity positions. When the market is in a Risk On environment, the Sub-Adviser seeks to invest in low-volatility and/or defensive sectors that typically exhibit more stable characteristics (e.g., utilities, consumer staples, and health care). When the market experiences a correction and momentum shifts toward these defensive sectors (a “Risk Off” environment), the Sub-Adviser invests in areas of the market that have undergone significant price declines (e.g., value companies and small-cap companies). When the market is transitioning from a Risk On environment to a Risk Off environment to favor higher-quality companies over lower-quality ones, the Sub-Adviser will increase the Fund’s exposure to companies with volatility approximating that of the overall U.S. equity market.
In general, the Sub-Adviser will opt to purchase securities directly unless it determines that a cost-efficient ETF is more effective in achieving the Fund’s objectives. The Fund’s exposure to foreign securities will be through its investments in ADRs and GDRs of, and ETFs with exposure to, companies of any capitalization in developed market countries. The Fund anticipates investing in ETFs primarily to gain exposure to small-capitalization securities and/or developed market countries. The Sub-Adviser will typically hold money market funds and short-term fixed income ETFs for cash management purposes. Securities will generally be sold when better opportunities become available as determined by the Sub-Adviser.